Debt - Principal Payments Due (Details) (Subsequent Event, USD $) In Millions, unless otherwise specified	Jun. 30, 2013
Subsequent Event
2013 (remainder)	$ 12
2014	34
2015	47
2016	69
2017	75
2018	263
Total	$ 500